Annual Total Returns[BarChart] - Invesco Global Clean Energy ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(39.68%)	(3.39%)	54.54%	(3.47%)	0.24%	(6.53%)	27.76%	(19.02%)	39.66%	144.12%